PREPAYMENTS AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Payments made on behalf of customers CNY	Dec. 31, 2013 Payments made on behalf of customers CNY	Dec. 31, 2012 Payments made on behalf of customers CNY
PREPAYMENTS AND OTHER CURRENT ASSETS
Rental and other deposits		1,167	3,413
Prepayments for rental and others		11,291	15,386
Employee advances		2,668	1,980
Payments made on behalf of customers		324,812	271,015
Prepaid insurance premium		973	1,072
Interest income receivable		72,241	47,656
Unutilized input/prepaid value-added tax		14,000	3,167
Others		1,280	1,372
Total	69,051	428,432	345,061
Roll forward of the valuation allowance
Balance at beginning of period				3,632	6,079
Additions					1,313	6,079
Reversals				(676)
Write-offs				(1,998)	(3,760)
Balance at end of period				958	3,632	6,079